INVESTMENT IN ASSOCIATED COMPANIES - Summarized Financial Statement Information of Equity Method Investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Current assets	$ 316,018	$ 298,059
Total assets	4,107,769	3,731,389
Current liabilities	827,857	969,195
Total liabilities	2,979,347	2,691,992
Loans and long term receivables from related parties including associates	45,000	45,000
Statement of operations information [Abstract]
Operating revenues	904,404	752,286	$ 670,393
Related Party
Schedule of Equity Method Investments [Line Items]
Loans and long term receivables from related parties including associates	45,000	45,000
Related Party | River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	$ 2,900	$ 2,900	2,900
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%
Current assets	$ 17,498	$ 16,371
Non-current assets	206,048	220,816
Total assets	223,546	237,187
Current liabilities	15,714	15,173
Non-current liabilities	191,450	205,541
Total liabilities	207,164	220,714
Total stockholders' equity	16,382	16,473
Loans and long term receivables from related parties including associates	45,000	45,000
Statement of operations information [Abstract]
Operating revenues	17,423	18,358	19,269
Net operating revenues	17,402	18,339	19,248
Net income	2,798	2,848	2,833
Interest income – long term loans to associated companies	$ 4,600	$ 4,600	$ 4,600